PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equity securities	62.00%	61.00%
Debt	38.00%	39.00%
Total	100.00%	100.00%